THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 65.2%

	Shares	Value

Australia — 0.0%
Xero *	803	$82,664

Austria — 0.3%
ANDRITZ	1,814	100,019
Verbund	4,066	375,494
Wienerberger	4,683	191,433

		666,946

Belgium — 0.3%
Aedifica	960	137,568
Anheuser-Busch InBev	2,617	165,776
Cofinimmo *	214	34,601
D’ieteren Group	1,584	253,856
Melexis	752	83,809
Warehouses De Pauw CVA	3,798	163,456

		839,066

Brazil — 0.6%
Hapvida Participacoes e Investimentos	9,700	26,502
Localiza Rent a Car	31,500	376,615
Lojas Renner	18,500	146,878
Magazine Luiza	52,400	207,256
Natura & Holding ADR	8,336	171,221
Raia Drogasil	35,800	173,836
Suzano ADR	39,162	408,460

		1,510,768

Canada — 0.4%
Algonquin Power & Utilities	24,431	389,298
Alimentation Couche-Tard, Cl B	2,128	85,778
Northland Power	10,850	380,741
Shopify, Cl A *	9	13,512

		869,329

Chile — 0.0%
Enel Americas	532,630	74,025

China — 0.4%
Alibaba Group Holding ADR *	43	8,393
Autohome ADR	618	27,995

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

China — continued
Baidu ADR *	1,255	$205,832
Noah Holdings ADR *	599	23,122
Pinduoduo ADR *	3,665	335,751
TAL Education Group ADR *	160	971
Tencent Music Entertainment Group ADR *	31,621	334,234

		936,298

Denmark — 0.9%
AP Moller - Maersk, Cl A	28	74,878
Bavarian Nordic *	3,060	124,186
Jyske Bank	4,189	203,471
Netcompany Group	1,390	171,783
Orsted	2,573	382,155
Royal Unibrew	1,344	182,172
SimCorp	1,657	230,305
Topdanmark	2,080	106,006
Vestas Wind Systems	22,604	833,367

		2,308,323

Finland — 0.6%
Fortum	13,020	358,942
Huhtamaki	4,039	215,177
Kojamo	3,643	89,715
Konecranes, Cl A	4,020	172,819
Metsa Board	9,567	105,772
Metso Outotec	12,859	146,073
Nokian Renkaat	3,615	152,492
TietoEVRY	1,914	64,391
Valmet	3,691	153,815

		1,459,196

France — 1.5%
Accor	7,149	253,229
Aeroports de Paris	2,224	269,627
Air France-KLM *	45,434	211,219
BNP Paribas	923	56,333
Capgemini	158	34,159
Cie Plastic Omnium	4,321	137,166
Dassault Systemes	2,634	145,356
Engie	25,464	339,887

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

France — continued
EssilorLuxottica	1,747	$329,841
Eutelsat Communications	16,138	175,663
ICADE	2,951	270,074
Kering	477	427,891
Klepierre	12,550	304,449
Nexans	1,694	161,967
Rubis SCA	2,902	116,426
Schneider Electric	768	128,730
SOITEC *	472	113,102
SPIE	7,657	181,390
Valeo	4,584	132,573

		3,789,082

Germany — 3.4%
adidas	794	288,311
ADLER Group	4,944	119,995
AIXTRON	5,375	132,496
Allianz	1,140	283,989
alstria office ‡	14,302	303,009
Aurubis	1,171	118,490
Bayerische Motoren Werke	3,177	316,121
Befesa	1,499	117,716
CANCOM	2,894	181,950
CompuGroup Medical & KgaA	663	53,206
CTS Eventim & KGaA	7,737	525,902
Deutsche Lufthansa	20,493	232,111
Deutsche Post	1,453	98,436
Deutsche Telekom	564	11,712
Dialog Semiconductor *	2,329	179,139
E.ON	30,613	376,657
Evotec *	3,377	140,129
flatexDEGIRO *	1,047	126,685
Fraport Frankfurt Airport Services Worldwide	4,766	313,779
Freenet	9,529	228,337
Gerresheimer	1,712	178,818
Grand City Properties	4,706	125,048
HUGO BOSS	13,482	808,290
Infineon Technologies	6,954	265,088

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Germany — continued
KION Group	1,184	$125,705
Merck KGaA	445	91,139
MorphoSys *	1,660	92,492
ProSiebenSat.1 Media	11,556	219,951
RWE	9,943	353,966
SAP	2,576	369,262
Shop Apotheke Europe *	585	87,786
Siemens	502	78,356
Siemens Energy *	27,484	747,913
Software	2,436	117,785
Stroeer & KGaA	1,212	95,897
TAG Immobilien	7,220	239,642
thyssenkrupp *	14,222	141,850
Varta	487	84,374
Wacker Chemie	628	92,525

		8,464,057

Greece — 0.1%
JUMBO	22,307	354,588

Hong Kong — 1.0%
AIA Group	4,200	50,317
China Construction Bank, Cl H	152,000	106,013
China Life Insurance, Cl H	13,000	21,714
China Merchants Bank, Cl H	500	3,809
China Petroleum & Chemical, Cl H	168,000	76,961
China Shenhua Energy, Cl H	80,000	151,329
Country Garden Services Holdings	4,000	32,453
Geely Automobile Holdings	141,000	470,838
Haidilao International Holding	1,000	3,757
Industrial & Commercial Bank of China, Cl H	244,000	135,640
KWG Group Holdings	188,500	206,664
Longfor Group Holdings	17,000	79,300
Meituan, Cl B *	26,200	724,861
Shenzhou International Group Holdings	17,100	377,597
Smoore International Holdings	7,000	30,086
Tencent Holdings	200	12,328
WuXi AppTec, Cl H	600	13,264

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Hong Kong — continued
Zhou Hei Ya International Holdings	122,500	$106,245

		2,603,176

India — 1.2%
Avenue Supermarts *	7,101	334,061
Divi’s Laboratories	9,453	623,226
Hindustan Unilever	12,486	391,502
IndiaMart InterMesh	8,014	769,496
Info Edge India	3,953	277,015
Jubilant Foodworks	3,043	154,375
Reliance Industries	16,130	441,166

		2,990,841

Indonesia — 0.1%
Bank Central Asia	131,200	270,791

Ireland — 0.0%
Glanbia	77	1,324

Italy — 1.7%
A2A	50,106	106,425
Azimut Holding	4,667	120,247
Banca Generali *	2,882	119,692
Banco BPM	83,677	251,530
BPER Banca	63,777	124,567
Buzzi Unicem	3,474	91,899
De’ Longhi	2,421	107,123
Enel	38,226	352,790
ERG	12,638	395,186
Hera	25,833	109,952
Interpump Group	2,538	158,514
Italgas	10,483	71,056
Leonardo	24,398	192,061
Pirelli & C	19,452	117,636
Prysmian	24,494	878,075
Reply	804	143,730
STMicroelectronics	7,815	320,067
Terna - Rete Elettrica Nazionale	46,691	371,317
Unipol Gruppo	39,706	211,485

		4,243,352

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — 4.5%
Advantest	2,500	$218,996
Asahi Group Holdings	2,500	111,914
Canon	1,200	27,308
Casio Computer	5,900	95,568
Central Japan Railway	1,200	173,429
Concordia Financial Group	22,500	80,397
Daifuku	2,700	240,454
Dai-ichi Life Holdings	7,000	128,381
Daiichi Sankyo	5,800	114,171
Daikin Industries	500	103,300
Enigmo	1,800	23,430
Fancl	2,200	69,587
FANUC	600	133,339
Fuji Electric	2,800	121,489
Fuji Oil Holdings	3,000	67,763
Fujitsu	800	135,381
H2O Retailing	20,900	156,981
Harmonic Drive Systems	2,300	126,630
Hitachi	5,200	296,628
Hoya	800	112,338
Inpex	7,200	50,864
ITOCHU	11,200	329,961
JCR Pharmaceuticals	3,400	95,611
Kakaku.com	800	21,709
KDDI	8,400	255,128
Keyence	2,000	1,107,333
Koito Manufacturing	1,300	78,921
Kubota	3,700	76,813
M3	100	6,499
Meiko Electronics	500	13,764
Menicon	1,600	116,531
Minebea	5,100	136,443
MISUMI Group	5,600	193,975
Mitsubishi Electric	23,100	310,793
Mitsubishi Gas Chemical	1,800	37,229
Mitsubishi UFJ Financial Group	46,700	246,260
Mitsui Fudosan	6,800	158,215
Morinaga Milk Industry	2,300	128,727

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
MS&AD Insurance Group Holdings	4,500	$138,645
Murata Manufacturing	2,100	173,046
NEC	5,800	292,895
NET One Systems	3,400	116,221
Nidec	900	100,415
Nihon Unisys	5,000	149,948
Nippon Steel	3,800	65,536
Nippon Suisan Kaisha	12,800	66,156
Nippon Telegraph & Telephone	7,700	196,702
Nitori Holdings	800	151,716
Nittoku	3,500	122,032
NTT Data	19,600	302,116
Omron	1,000	84,955
Pan Pacific International Holdings	6,700	139,429
Penta-Ocean Construction	8,900	59,953
Prored Partners *	800	19,332
Raito Kogyo	3,000	53,489
Recruit Holdings	4,200	215,503
Renesas Electronics *	23,200	249,753
Rengo	19,400	164,636
Santen Pharmaceutical	9,000	121,499
Seven & i Holdings	3,700	164,182
Shin-Etsu Chemical	800	129,438
SMC	300	177,202
SoftBank Group	1,400	87,250
Sony Group	2,600	269,587
Sumitomo Dainippon Pharma	2,700	46,491
Sumitomo Electric Industries	11,800	166,451
Sumitomo Mitsui Financial Group	4,200	141,461
Suzuki Motor	2,700	109,029
Taiyo Holdings	600	27,565
Tokyo Century	1,200	65,630
Tokyu	11,100	147,825
Toyota Motor	3,900	348,567
Trend Micro	5,100	264,518
Unicharm	1,100	43,938
Ushio	4,600	82,058

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Yaskawa Electric	2,500	$122,601

		11,280,030

Malaysia — 0.0%
Top Glove	34,200	32,255

Mexico — 0.1%
America Movil	145,400	121,616

Netherlands — 1.2%
Aalberts	3,099	188,662
Adyen *	5	13,580
APERAM	3,749	234,816
Arcadis	3,935	174,206
ASML Holding	40	30,321
ASR Nederland	6,133	252,089
BE Semiconductor Industries	2,577	226,033
Boskalis Westminster	3,695	116,243
Corbion	2,513	137,665
Euronext	2,034	226,324
IMCD	1,701	294,601
Koninklijke Ahold Delhaize	881	27,376
OCI *	5,103	123,733
PostNL	31,951	172,833
SBM Offshore	11,446	166,125
Signify	3,503	196,095
Unibail-Rodamco-Westfield	3,654	304,157

		2,884,859

New Zealand — 0.1%
Meridian Energy	96,328	350,323

Norway — 0.7%
Aker, Cl A	1,187	91,160
Bakkafrost P	1,872	159,003
Borregaard	4,487	116,813
Entra	2,912	70,997
Kongsberg Gruppen	2,240	64,147
Leroy Seafood Group	15,390	140,369
NEL *	49,526	94,654

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Norway — continued
Nordic Semiconductor *	4,974	$163,046
Salmar	1,836	121,822
Scatec	5,512	118,510
Storebrand	17,829	153,372
Subsea 7	22,784	182,844
TOMRA Systems	3,007	173,856

		1,650,593

Philippines — 0.0%
International Container Terminal Services	3,190	9,924

Poland — 0.2%
Dino Polska *	6,076	486,238

Portugal — 0.3%
EDP - Energias de Portugal	66,058	342,988
EDP Renovaveis	15,886	373,128
Jeronimo Martins SGPS	3,540	72,124

		788,240

Russia — 0.0%
LUKOIL PJSC ADR	344	29,546

South Africa — 0.1%
Anglo American Platinum	653	85,458
Capitec Bank Holdings	532	59,069

		144,527

South Korea — 0.7%
Celltrion *	38	8,375
Hanwha Solutions	21,526	731,725
NAVER	39	14,698
Samsung Electronics	5,111	348,806
SK Hynix	6,295	615,681

		1,719,285

Spain — 1.2%
Acciona	5,811	890,617
Aena SME *	1,747	278,114
Amadeus IT Group, Cl A	859	56,289
Bankinter	39,243	214,466
Endesa	13,700	333,322

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Spain — continued
Fluidra	2,722	$110,269
Iberdrola	28,542	343,998
Linea Directa Aseguradora Cia de Seguros y Reaseguros	39,243	79,232
Mapfre	55,375	114,101
Red Electrica	17,887	354,880
Viscofan	2,162	150,162

		2,925,450

Sweden — 2.1%
AAK	5,085	121,271
AFRY	3,949	134,594
Annehem Fastigheter, Cl B *	2,957	12,229
Atlas Copco, Cl B	1,630	92,573
Avanza Bank Holding	2,996	97,031
Beijer Ref, Cl B	4,971	104,982
BillerudKorsnas	5,389	116,564
Castellum	5,408	151,465
Dometic Group	11,534	195,753
Elekta, Cl B	8,344	121,742
Embracer Group, Cl B *	5,222	135,094
Epiroc, Cl B	3,581	71,966
Fabege	10,441	181,023
Fortnox	1,418	76,069
Getinge, Cl B	5,145	223,589
Hexagon, Cl B	21,597	357,508
Hexpol	9,361	127,446
Holmen, Cl B	2,538	133,498
Indutrade	10,073	328,574
Intrum	2,875	89,072
JM	2,090	73,807
Kindred Group	10,974	179,811
Lifco, Cl B	4,113	120,690
Loomis, Cl B	4,285	143,706
MIPS	1,148	121,223
Nolato, Cl B	7,990	88,732
Nordic Entertainment Group, Cl B	3,449	184,381
Peab, Cl B	10,150	118,380
Saab, Cl B	4,391	133,285

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Sweden — continued
Samhallsbyggnadsbolaget i Norden	23,612	$118,301
SSAB, Cl B	28,419	145,225
Stillfront Group *	8,191	62,467
Sweco, Cl B	9,150	146,363
Swedish Orphan Biovitrum *	5,678	110,943
Thule Group	4,268	215,373
Trelleborg, Cl B	5,280	130,460
Vitrolife	2,236	127,380
Wallenstam, Cl B	3,500	58,710
Wihlborgs Fastigheter	6,795	158,343

		5,309,623

Switzerland — 2.0%
ABB	5,290	193,473
Allreal Holding	634	131,160
ams	8,073	154,446
Bachem Holding, Cl B	135	89,419
Belimo Holding	284	146,726
BKW	443	48,856
Bucher Industries	313	174,148
Cembra Money Bank	1,716	178,353
Daetwyler Holding	197	71,549
DKSH Holding	1,170	98,937
dormakaba Holding	232	160,455
Dufry	4,766	252,703
Emmi	21	23,125
Flughafen Zurich	1,589	255,405
Galenica	2,217	168,383
Georg Fischer	169	273,504
Helvetia Holding	1,346	146,658
Idorsia *	3,663	90,498
Novartis	1,218	112,784
OC Oerlikon	12,747	144,377
PSP Swiss Property	966	130,848
SFS Group	504	75,167
Siegfried Holding	197	199,425
SIG Combibloc Group, Cl C	6,177	182,340
Softwareone Holding	4,875	125,124

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Switzerland — continued
Stadler Rail	1,204	$52,847
Sulzer	1,782	261,246
Swatch Group	953	318,456
Tecan Group	487	280,905
VAT Group	655	257,127
Vontobel Holding	1,102	97,201
Zur Rose Group *	300	111,608

		5,007,253

Taiwan — 1.1%
Airtac International Group	9,800	315,044
Cathay Financial Holding	42,000	81,552
Chailease Holding	63,000	521,527
CTBC Financial Holding	120,000	98,051
Delta Electronics	64,000	656,821
MediaTek	13,200	429,537
Silergy	3,150	424,092
Taiwan Semiconductor Manufacturing	7,000	145,182

		2,671,806

Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret	24,009	44,194
BIM Birlesik Magazalar	16,853	126,808
Eregli Demir ve Celik Fabrikalari	18,080	42,915
Ford Otomotiv Sanayi	646	13,248

		227,165

United Kingdom — 5.6%
888 Holdings	9,903	51,207
AJ Bell	10,078	58,920
Ascential	11,203	67,303
Ashmore Group	14,538	76,831
Associated British Foods	2,180	60,816
Assura	74,757	81,364
Aston Martin Lagonda Global Holdings *	1,740	47,211
Avast	29,274	236,008
AVEVA Group	1,791	97,788
Avon Protection	1,009	38,092
Babcock International Group	13,775	48,998
Balfour Beatty	21,625	91,079

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United Kingdom — continued
Beazley	17,678	$96,423
Bellway	3,072	140,145
Big Yellow Group	5,682	114,679
Bodycote	5,896	73,964
British Land	43,527	308,928
Britvic	8,434	114,244
Burberry Group	11,279	323,592
Bytes Technology Group *	8,614	57,760
Cairn Energy	17,233	30,589
Capital & Counties Properties	21,824	51,783
Carnival *	18,016	361,813
Centamin	31,619	47,049
Centrica	152,442	96,349
Cineworld Group *	26,235	23,178
Close Brothers Group	4,073	87,357
Coats Group	53,881	52,501
Computacenter	2,466	93,304
ConvaTec Group	43,449	143,075
Countryside Properties *	13,313	97,522
Cranswick	1,772	99,755
Crest Nicholson Holdings	7,059	40,701
Dechra Pharmaceuticals	3,218	222,310
Derwent London	2,740	138,482
Diploma	3,163	130,051
Direct Line Insurance Group	36,347	150,406
Diversified Energy	27,317	40,021
Dixons Carphone	30,241	54,310
Domino’s Pizza Group	15,779	91,855
Dr. Martens *	10,379	62,468
Drax Group	12,158	68,106
Dunelm Group	3,360	61,883
easyJet	31,770	373,687
Electrocomponents	12,252	173,199
Elementis	19,145	37,948
Euromoney Institutional Investor	4,029	57,012
Experian	9,535	419,878
Ferrexpo	8,125	54,301
Firstgroup *	35,558	40,974

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United Kingdom — continued
Future	3,090	$148,182
Games Workshop Group	910	143,820
Genuit Group	5,971	53,035
Genus	1,858	142,432
Glanbia	8,940	157,274
Grafton Group	5,767	103,008
Grainger	20,846	87,914
Great Portland Estates	8,237	87,360
Greggs	2,868	109,829
Hammerson	96,289	49,535
Hays	42,985	88,429
Helios Towers *	19,437	44,201
Hill & Smith Holdings	2,507	56,592
Hiscox	8,638	105,228
HomeServe	7,204	93,627
Howden Joinery Group	13,994	174,521
IG Group Holdings	10,004	124,038
IMI	7,207	175,912
Inchcape	11,069	130,858
Indivior *	21,055	48,290
IntegraFin Holdings	10,390	76,616
InterContinental Hotels Group	3,971	262,242
International Consolidated Airlines Group	126,770	296,211
Investec	19,588	74,494
ITV	96,769	150,920
IWG	20,503	89,374
John Wood Group	19,525	59,165
Jupiter Fund Management	15,783	59,322
Just Group *	33,614	46,724
Lancashire Holdings	7,714	68,463
Land Securities Group	31,772	313,383
LondonMetric Property	27,132	93,832
Man Group	42,396	116,654
Marks & Spencer Group	48,615	91,565
Marshalls	6,474	65,737
Mediclinic International *	11,350	43,954
Meggitt	18,841	122,853
Micro Focus International	8,907	49,721

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United Kingdom — continued
Mitie Group	37,322	$32,891
Moneysupermarket.com Group	17,908	63,226
National Express Group	13,936	52,690
Network International Holdings	12,623	59,797
OSB Group	10,363	69,719
Oxford Instruments	1,797	60,198
Pagegroup	8,854	75,689
Paragon Banking Group	7,281	55,917
Pennon Group	7,165	127,287
Petropavlovsk *	86,974	25,896
Pets at Home Group	13,178	85,726
Playtech *	10,345	53,205
Plus500	3,123	60,817
Premier Foods	24,653	38,174
Primary Health Properties	39,967	90,998
QinetiQ Group	16,749	76,642
Quilter	50,157	111,829
Redrow	6,501	58,195
Restaurant Group *	18,641	29,746
Rotork	23,395	117,264
Safestore Holdings	6,922	101,605
Savills	4,625	73,803
Serco Group	38,081	74,847
Shaftesbury	7,436	61,086
Softcat	3,924	105,433
Spectris	2,931	145,446
Spirent Communications	21,466	76,146
SSE	17,020	341,976
SSP Group	19,437	70,570
Synthomer	10,838	79,769
Tate & Lyle	14,423	148,196
TP ICAP Group	23,288	63,330
Trainline *	14,290	67,217
Travis Perkins	5,918	140,043
Tritax Big Box	50,703	148,426
TUI *	18,254	86,041
Tullow Oil *	39,521	24,633
Tyman	7,582	44,633

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United Kingdom — continued
Ultra Electronics Holdings	2,395	$105,532
UNITE Group	8,175	131,530
Vesuvius	7,054	52,261
Victrex	2,448	90,173
Virgin Money UK	31,623	87,912
Vistry Group	5,694	94,383
Watches of Switzerland Group *	5,458	76,322
WH Smith	3,149	71,128
Whitbread *	6,037	255,605
Wizz Air Holdings *	1,847	127,084

		14,083,570

United States — 32.7%

Communication Services — 2.8%
Activision Blizzard	2,460	205,705
Alphabet, Cl A *	459	1,236,789
Alphabet, Cl C *	382	1,033,088
AT&T	9,138	256,321
Charter Communications, Cl A *	476	354,168
Comcast, Cl A	6,069	357,039
Electronic Arts	610	87,816
Facebook, Cl A *	3,367	1,199,662
Liberty Broadband, Cl A *	583	100,084
Live Nation Entertainment *	3,654	288,264
Madison Square Garden Sports *	1,589	258,594
Match Group *	562	89,510
Netflix *	595	307,954
Nexstar Media Group, Cl A	228	33,532
Pinterest, Cl A *	812	47,827
Roku, Cl A *	179	76,668
Snap, Cl A *	1,534	114,160
T-Mobile US *	824	118,673
Twitter *	1,466	102,254
Verizon Communications	5,003	279,067
ViacomCBS, Cl B	1,069	43,754
Walt Disney	2,462	433,361
Zillow Group, Cl C *	386	41,016

		7,065,306

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — 5.2%
Amazon.com *	606	$2,016,519
Aptiv *	494	82,424
AutoNation *	2,287	277,482
Best Buy	599	67,298
Booking Holdings *	220	479,217
Carnival *	526	11,388
Chipotle Mexican Grill, Cl A *	55	102,489
Choice Hotels International	2,542	304,786
Cracker Barrel Old Country Store	1,906	259,559
Dick’s Sporting Goods	1,803	187,764
Dollar General	430	100,035
DR Horton	901	85,982
eBay	2,691	183,553
Ford Motor *	6,177	86,169
General Motors *	1,849	105,097
Hilton Worldwide Holdings *	3,120	410,124
Home Depot	1,403	460,451
Hyatt Hotels, Cl A *	3,808	304,145
Las Vegas Sands *	4,925	208,574
Lennar, Cl A	796	83,699
LKQ *	4,498	228,274
Lowe’s	2,115	407,539
Lululemon Athletica *	260	104,044
Luminar Technologies, Cl A *	7,640	140,576
Marriott International, Cl A *	2,767	403,927
McDonald’s	999	242,467
MercadoLibre *	246	385,900
MGM Resorts International	7,943	298,101
NIKE, Cl B	1,676	280,747
Norwegian Cruise Line Holdings *	11,120	267,214
O’Reilly Automotive *	142	85,745
Planet Fitness, Cl A *	3,495	262,929
Pool	226	107,987
Qurate Retail	626	7,424
Ralph Lauren, Cl A	2,542	288,568
Ross Stores	653	80,117
Royal Caribbean Cruises *	3,962	304,559

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued
SeaWorld Entertainment *	7,943	$376,578
Six Flags Entertainment *	6,990	290,435
Starbucks	1,559	189,309
Target	743	193,960
Tesla *	971	667,271
TJX	1,889	129,982
Toll Brothers	111	6,579
Travel + Leisure	5,401	279,772
Under Armour, Cl C *	979	17,152
Whirlpool	925	204,925
Wyndham Hotels & Resorts	4,448	320,523
Wynn Resorts *	2,383	234,320
Yum China Holdings	5,156	320,652
Yum! Brands	680	89,345

		13,033,676

Consumer Staples — 0.3%
Costco Wholesale	30	12,892
Kimberly-Clark	61	8,279
Kroger	2,080	84,656
Molson Coors Beverage, Cl B	5,560	271,828
Procter & Gamble	149	21,192
US Foods Holding *	7,625	261,843

		660,690

Energy — 0.5%
Chevron	2,302	234,366
ConocoPhillips	2,152	120,641
EOG Resources	1,230	89,618
Exxon Mobil	5,274	303,624
Marathon Petroleum	1,262	69,688
Phillips 66	832	61,094
Pioneer Natural Resources	500	72,685
Schlumberger	3,406	98,195
Valero Energy	807	54,045
Williams	2,527	63,301

		1,167,257

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — 2.7%
Affiliated Managers Group	1,737	$275,210
Allstate	2,076	269,984
American Express	86	14,666
Bank of America	24,094	924,246
Bank of New York Mellon	2,630	134,998
Capital One Financial	93	15,038
Citigroup	6,558	443,452
Citizens Financial Group	1,362	57,422
Comerica	452	31,034
Discover Financial Services	110	13,675
Equitable Holdings	396	12,224
Evercore, Cl A	689	91,086
Fifth Third Bancorp	2,225	80,745
First American Financial	1,059	71,281
First Republic Bank	528	102,971
Goldman Sachs Group	1,097	411,243
Huntington Bancshares	3,234	45,535
Intercontinental Exchange	95	11,384
JPMorgan Chase	9,682	1,469,534
KeyCorp	3,086	60,671
M&T Bank	415	55,548
Morgan Stanley	4,557	437,381
Northern Trust	664	74,932
People’s United Financial	1,391	21,839
PNC Financial Services Group	1,337	243,882
Regions Financial	3,022	58,173
State Street	1,139	99,252
SVB Financial Group *	161	88,544
Travelers	76	11,318
Truist Financial	4,201	228,660
US Bancorp	4,305	239,100
Wells Fargo	12,976	596,118
Zions Bancorp	533	27,796

		6,718,942

Health Care — 0.3%
Acadia Healthcare *	1,469	90,667

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Health Care — continued
Align Technology *	19	$13,220
Bristol-Myers Squibb	163	11,063
Cardinal Health	1,112	66,031
Chemed	203	96,632
Dexcom *	30	15,465
HCA Healthcare	472	117,150
Hologic *	1,676	125,767
Illumina *	27	13,385
Intuitive Surgical *	14	13,881
Johnson & Johnson	68	11,710
Pfizer	299	12,800
Veeva Systems, Cl A *	599	199,293
Vertex Pharmaceuticals *	276	55,636

		842,700

Industrials — 4.2%
3M	789	156,175
AerCap Holdings *	4,865	257,845
Alaska Air Group *	5,083	294,966
AMETEK	554	77,034
Boeing *	1,940	439,371
Booz Allen Hamilton Holding, Cl A	2,378	204,056
Carrier Global	1,872	103,428
Caterpillar	743	153,615
Cintas	187	73,712
Copart *	94	13,818
CoStar Group *	1,030	91,515
CSX	3,675	118,776
Cummins	715	165,952
Deere	538	194,535
Delta Air Lines *	6,944	277,066
Eaton	645	101,942
Emerson Electric	2,013	203,092
Equifax	1,047	272,848
Fastenal	1,700	93,109
FedEx	357	99,942
Fortune Brands Home & Security	805	78,463

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
General Dynamics	403	$79,000
General Electric	18,433	238,707
Honeywell International	1,499	350,451
IHS Markit	776	90,668
Illinois Tool Works	2,401	544,235
JetBlue Airways *	17,316	256,104
Johnson Controls International	1,358	96,988
L3Harris Technologies	388	87,975
Lennox International	342	112,665
Lockheed Martin	313	116,333
ManpowerGroup	117	13,874
Norfolk Southern	396	102,101
Northrop Grumman	235	85,310
Otis Worldwide	970	86,863
Owens Corning	851	81,832
PACCAR	819	67,969
Parker-Hannifin	268	83,624
Quanta Services	9,721	883,639
Raytheon Technologies	2,090	181,725
Rockwell Automation	920	282,826
Roper Technologies	173	85,002
SkyWest *	6,354	257,273
Southwest Airlines *	5,794	292,713
Spirit Airlines *	9,214	248,594
Stanley Black & Decker	368	72,514
Sunrun *	16,242	860,339
Toro	2,539	288,786
Trane Technologies	482	98,140
TransDigm Group *	99	63,468
Uber Technologies *	1,473	64,017
Union Pacific	801	175,227
United Airlines Holdings *	6,513	304,287
United Parcel Service, Cl B	982	187,916
United Rentals *	82	27,023
Waste Management	692	102,596

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Westinghouse Air Brake Technologies	757	$64,247

		10,506,291

Information Technology — 14.4%
Accenture, Cl A	846	268,757
Adobe *	1,512	939,905
Advanced Micro Devices *	1,633	173,408
Akamai Technologies *	951	114,044
Alteryx, Cl A *	717	55,496
Amphenol, Cl A	1,199	86,915
Analog Devices	788	131,927
ANSYS *	1,006	370,671
Appian, Cl A *	842	98,034
Apple	24,451	3,566,423
Applied Materials	1,244	174,073
Arista Networks *	569	216,442
Arrow Electronics *	2,169	257,178
Atlassian, Cl A *	209	67,950
Autodesk *	1,686	541,425
Automatic Data Processing	661	138,565
Bill.com Holdings *	501	103,617
Broadcom	1,035	502,389
Brooks Automation	1,682	149,715
Cadence Design Systems *	652	96,268
CDK Global	335	16,077
CDW	82	15,035
Ceridian HCM Holding *	376	36,998
Check Point Software Technologies *	1,772	225,221
Cisco Systems	26,360	1,459,553
Citrix Systems	1,468	147,901
Cognex	3,899	352,509
Cognizant Technology Solutions, Cl A	1,059	77,868
Corning	1,764	73,841
Coupa Software *	564	122,388
Datadog, Cl A *	2,276	251,953
DocuSign, Cl A *	1,342	399,970
Dropbox, Cl A *	5,618	176,911

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Elastic *	385	$57,003
Enphase Energy *	5,230	991,608
EPAM Systems *	374	209,365
F5 Networks *	892	184,207
Fidelity National Information Services	906	135,039
First Solar *	10,947	941,880
Fiserv *	916	105,441
Five9 *	742	149,357
Fortinet *	1,188	323,421
Gartner *	699	185,046
Global Payments	457	88,388
GoDaddy, Cl A *	835	70,015
Guidewire Software *	536	61,747
Hewlett Packard Enterprise	20,563	298,163
HP	8,195	236,590
HubSpot *	353	210,395
Intel	6,050	325,006
International Business Machines	4,091	576,667
Intuit	1,397	740,368
IPG Photonics *	972	212,052
Juniper Networks	4,647	130,767
Keysight Technologies *	426	70,098
KLA	266	92,611
Lam Research	206	131,306
Marvell Technology	2,306	139,536
Mastercard, Cl A	1,102	425,306
Maxim Integrated Products	78	7,793
Microchip Technology	1,555	222,552
Micron Technology	1,490	115,594
Microsoft	16,701	4,758,282
MongoDB, Cl A *	283	101,574
Motorola Solutions	346	77,476
National Instruments	1,947	85,882
nCino *	2,428	154,348
Nutanix, Cl A *	5,660	203,873
NVIDIA	4,801	936,147
NXP Semiconductors	2,599	536,408

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Okta, Cl A *	1,008	$249,772
ON Semiconductor *	2,966	115,852
Oracle	9,368	816,328
Palo Alto Networks *	1,038	414,214
Paychex	855	97,316
Paycom Software *	524	209,600
PayPal Holdings *	1,536	423,214
PTC *	1,317	178,388
Qorvo *	318	60,290
QUALCOMM	2,523	377,945
RingCentral, Cl A *	565	151,008
salesforce.com *	3,228	780,950
ServiceNow *	1,137	668,431
Shopify, Cl A *	339	508,476
Snowflake, Cl A *	1,084	288,040
Splunk *	1,159	164,555
Square, Cl A *	615	152,065
Synopsys *	294	84,669
TE Connectivity	599	88,335
Teradyne	1,667	211,709
Texas Instruments	2,246	428,132
Trade Desk, Cl A *	4,280	350,575
Trimble *	3,772	322,506
Twilio, Cl A *	726	271,226
Tyler Technologies *	112	55,176
Ubiquiti	271	84,850
Unity Software *	2,265	242,627
Visa, Cl A	2,020	497,708
VMware, Cl A *	2,278	350,220
Workday, Cl A *	1,345	315,268
Xilinx	1,001	149,990
Zebra Technologies, Cl A *	483	266,848
Zendesk *	790	103,119
Zoom Video Communications, Cl A *	1,314	496,823
Zscaler *	969	228,597

		35,905,560

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Materials — 0.5%
Air Products and Chemicals	332	$96,622
Corteva	1,561	66,779
Dow	1,380	85,781
DuPont de Nemours	912	68,445
Ecolab	380	83,915
Freeport-McMoRan	2,498	95,174
International Flavors & Fragrances	484	72,910
International Paper	237	13,689
Linde	688	211,484
LyondellBasell Industries, Cl A	569	56,519
Mosaic	421	13,148
Nucor	1,045	108,701
PPG Industries	509	83,232
Sherwin-Williams	413	120,195
Steel Dynamics	726	46,791

		1,223,385

Real Estate — 0.7%
Alexandria Real Estate Equities	538	108,321
American Tower	653	184,668
CBRE Group, Cl A *	1,072	103,405
Crown Castle International	727	140,377
Digital Realty Trust	655	100,975
Equinix	174	142,751
Equity Residential ‡	1,349	113,491
Prologis	1,290	165,172
Simon Property Group	3,634	459,774
VICI Properties	2,617	81,624
Welltower	1,277	110,920
Weyerhaeuser	2,074	69,956

		1,781,434

Utilities — 1.1%
Atlantica Sustainable Infrastructure	23,042	916,150
Avangrid	6,903	359,922
Brookfield Renewable, Cl A	9,240	392,145
Clearway Energy, Cl C	13,294	381,272
IDACORP	3,604	380,042

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Utilities — continued
NextEra Energy	4,931	$384,125

		2,813,656

		81,718,897

TOTAL COMMON STOCK (Cost $127,020,119)		162,905,026

U.S. TREASURY OBLIGATIONS — 9.7%

	Face Amount
U.S. Treasury Inflation Protected Securities
0.125%, 07/15/2022	$7,620,606	7,874,974
0.125%, 04/15/2022	8,235,410	8,435,183
0.125%, 01/15/2022	7,766,586	7,920,401

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,162,285)		24,230,558

CORPORATE OBLIGATIONS — 6.6%

Communication Services — 0.4%
Baidu
Callable 03/07/2025 @ $100
3.075%, 04/07/2025	200,000	212,346
Globo Comunicacao e Participacoes
4.875%, 01/22/2030	200,000	206,252
Singapore Telecommunications
7.375%, 12/01/2031	200,000	299,719
Turkcell Iletisim Hizmetleri
Callable 01/11/2028 @ $100
5.800%, 04/11/2028	200,000	214,760

		933,077

Consumer Discretionary — 0.2%
Kia
3.250%, 04/21/2026	200,000	215,258
LS Finance 2025
4.500%, 06/26/2025	200,000	196,010

		411,268

Consumer Staples — 0.2%
Cydsa
Callable 10/04/2022 @ $103
6.250%, 10/04/2027	200,000	208,002

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Minerva Luxembourg
Callable 03/18/2026 @ $102
4.375%, 03/18/2031	$200,000	$196,500

		404,502

Energy — 1.0%
Ecopetrol
5.875%, 05/28/2045	60,000	63,974
Geopark
Callable 01/17/2024 @ $103
5.500%, 01/17/2027	200,000	201,498
Indika Energy Capital III Pte
Callable 11/09/2021 @ $103
5.875%, 11/09/2024	200,000	199,250
Korea National Oil
3.250%, 10/01/2025	200,000	217,782
Kosmos Energy
Callable 04/04/2022 @ $104
7.125%, 04/04/2026	200,000	195,000
Lukoil Securities BV
3.875%, 05/06/2030	400,000	425,500
Oil India
5.125%, 02/04/2029	200,000	226,680
Pertamina Persero MTN
6.450%, 05/30/2044	200,000	260,215
Petroleos Mexicanos
6.625%, 06/15/2035	200,000	193,118
Petronas Capital MTN
Callable 10/28/1960 @ $100
3.404%, 04/28/2061	200,000	205,847
ReNew Power Synthetic
Callable 09/03/2021 @ $105
6.670%, 03/12/2024	200,000	209,261
Saka Energi Indonesia
4.450%, 05/05/2024	200,000	183,500

		2,581,625

Financials — 2.1%
Asahi Mutual Life Insurance
Callable 09/05/2023 @ $100
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.588%, (A)	200,000	216,000
Azure Orbit IV International Finance MTN
4.000%, 01/25/2028	200,000	217,261
Banco de Credito e Inversiones
3.500%, 10/12/2027	200,000	215,900
Banco General
Callable 05/07/2027 @ $100
4.125%, 08/07/2027	200,000	218,002

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Banco Mercantil del Norte
Callable 07/06/2022 @ $100
6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.035%, (A)	$200,000	$206,000
Bangkok Bank MTN
Callable 09/23/2025 @ $100
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.729%, (A)	200,000	210,980
Beijing State-Owned Assets Management Hong Kong
4.125%, 05/26/2025	200,000	214,609
BOC Aviation MTN
Callable 03/29/2025 @ $100
3.250%, 04/29/2025	200,000	210,860
CDBL Funding 2 MTN
2.000%, 03/04/2026	200,000	200,674
CIMB Bank MTN
3.263%, 03/15/2022	250,000	253,609
CMT Pte MTN
3.609%, 04/04/2029	200,000	221,314
Grupo Aval
Callable 11/04/2029 @ $100
4.375%, 02/04/2030	200,000	197,695
Huarong Finance II MTN
5.000%, 11/19/2025	200,000	139,000
KB Kookmin Card
1.500%, 05/13/2026	200,000	199,914
Mirae Asset Securities
2.625%, 07/30/2025	200,000	206,828
Nippon Life Insurance
Callable 01/21/1931 @ $100
2.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.653%, 01/21/2051	200,000	198,000
NongHyup Bank MTN
1.250%, 07/20/2025	200,000	201,418
REC MTN
2.250%, 09/01/2026	200,000	196,211
Shinhan Financial Group
Callable 05/12/2026 @ $100
2.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.064%, (A)	200,000	197,492
Sumitomo Mitsui Financial Group
2.348%, 01/15/2025	200,000	209,690
Sun Hung Kai Properties Capital Market MTN
3.750%, 02/25/2029	200,000	223,156

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
United Overseas Bank MTN
Callable 10/19/2023 @ $100
3.875%, VAR USD Swap Semi 30/360 5 Yr Curr+1.794%, (A)	$200,000	$207,636
Callable 09/16/2021 @ $100
3.500%, VAR USD Swap Semi 30/360 5 Yr Curr+2.236%, 09/16/2026	200,000	200,562
Vanke Real Estate Hong Kong MTN
3.500%, 11/12/2029	300,000	307,208
Woori Card
1.750%, 03/23/2026	200,000	201,794

		5,271,813

Health Care — 0.1%
Auna SAA
Callable 11/20/2023 @ $103
6.500%, 11/20/2025	200,000	205,500

Industrials — 0.4%
Cemex
Callable 11/19/2024 @ $103
5.450%, 11/19/2029	200,000	219,096
China Minmetals
Callable 11/13/2022 @ $100
3.750%, (A)(B)	200,000	204,198
CMB International Leasing Management MTN
2.750%, 08/12/2030	200,000	198,146
Hidrovias International Finance SARL
Callable 02/08/2026 @ $102
4.950%, 02/08/2031	200,000	203,000
Hutama Karya Persero MTN
Callable 02/11/2030 @ $100
3.750%, 05/11/2030	200,000	215,279

		1,039,719

Information Technology — 0.2%
B2W Digital Lux Sarl
Callable 09/20/2030 @ $100
4.375%, 12/20/2030	200,000	200,252
NAVER
1.500%, 03/29/2026	200,000	200,555
StoneCo
Callable 05/16/2028 @ $100
3.950%, 06/16/2028	200,000	198,502

		599,309

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Materials — 0.8%
Alpek
Callable 11/25/1930 @ $100
3.250%, 02/25/2031	$200,000	$203,000
Braskem Netherlands Finance BV
4.500%, 01/31/2030	200,000	211,000
Chalco Hong Kong Investment
Callable 11/07/2021 @ $100
4.250%, (A)(B)	200,000	200,380
CSN Inova Ventures
Callable 01/28/2024 @ $103
6.750%, 01/28/2028	200,000	220,738
Indonesia Asahan Aluminium Persero
Callable 02/15/2030 @ $100
5.450%, 05/15/2030	200,000	233,000
Inversiones CMPC
4.375%, 04/04/2027	200,000	222,750
JSW Steel
5.375%, 04/04/2025	200,000	209,680
LG Chemical
2.375%, 07/07/2031	200,000	201,898
Southern Copper
3.875%, 04/23/2025	50,000	54,538
Suzano Austria GmbH
Callable 10/15/1930 @ $100
3.750%, 01/15/2031	200,000	208,360

		1,965,344

Real Estate — 0.3%
China Aoyuan Group
Callable 09/24/2023 @ $102
6.200%, 03/24/2026	200,000	166,136
Goodman HK Finance MTN
Callable 04/22/1930 @ $100
3.000%, 07/22/2030	200,000	207,838
Longfor Group Holdings
3.950%, 09/16/2029	200,000	209,800
Yuzhou Properties
Callable 02/26/2022 @ $104
8.500%, 02/26/2024	200,000	163,100

		746,874

Utilities — 0.9%
China Huadian Overseas Development Management
Callable 05/29/2024 @ $100
4.000%, (A)(B)	400,000	419,141

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
China Huaneng Group Hong Kong Treasury Management Holding
Callable 12/09/2023 @ $100
2.850%, (A)(B)	$250,000	$254,625
Cometa Energia
Callable 01/24/2035 @ $100
6.375%, 04/24/2035	182,800	214,105
Energuate Trust
Callable 05/03/2022 @ $103
5.875%, 05/03/2027	200,000	208,752
Minejesa Capital BV
5.625%, 08/10/2037	200,000	217,250
OmGrid Funding
5.196%, 05/16/2027	200,000	205,888
Orazul Energy Egenor SCA
Callable 04/28/2022 @ $103
5.625%, 04/28/2027	200,000	202,500
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
4.125%, 05/15/2027	200,000	217,000
SP PowerAssets MTN
3.000%, 09/26/2027	200,000	219,259
Termocandelaria Power
Callable 01/30/2023 @ $104
7.875%, 01/30/2029	185,000	195,177

		2,353,697

TOTAL CORPORATE OBLIGATIONS (Cost $16,458,969)		16,512,728

SOVEREIGN DEBT — 2.8%
Airport Authority 2.400%, (A)	200,000	200,026
Dominican Republic International Bond
5.875%, 01/30/2060	310,000	312,793
4.875%, 09/23/2032	500,000	518,755
Egypt Government International Bond
7.625%, 05/29/2032	1,160,000	1,223,591
Ghana Government International Bond
10.750%, 10/14/2030	500,000	622,500
8.125%, 03/26/2032	580,000	578,817
Ivory Coast Government International Bond
6.125%, 06/15/2033	300,000	324,690
5.750%, 12/31/2032	688,764	695,680
Kenya Government International Bond
8.000%, 05/22/2032	650,000	734,019

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount	Value
6.875%, 06/24/2024	$550,000	$604,241
Perusahaan Penerbit SBSN Indonesia III
2.550%, 06/09/2031	200,000	200,714
Ukraine Government International Bond
7.750%, 09/01/2024	340,000	368,969
7.253%, 03/15/2033	490,000	505,139

TOTAL SOVEREIGN DEBT (Cost $6,428,372)		6,889,934

EXCHANGE TRADED FUNDS — 2.3%

	Shares
iShares MSCI ACWI Fund	2,151	219,638
iShares MSCI Emerging Markets Fund	12,680	654,288
iShares MSCI Mexico Fund	64,700	3,171,594
Xtrackers Harvest CSI 300 China Fund, Cl A	48,727	1,835,059

TOTAL EXCHANGE TRADED FUNDS (Cost $5,570,949)		5,880,579

PREFERRED STOCK — 0.0%

South Korea — 0.0%
Samsung Electronics **	294	18,428

TOTAL PREFERRED STOCK (Cost $18,601)		18,428

RIGHTS — 0.0%

	Number of Rights

Switzerland — 0.0%
Credit Suisse, Strike Price $1,000.00, 05/06/2021 *	5,684	122

TOTAL RIGHTS (Cost $—)		122

TOTAL INVESTMENTS — 86.6% (Cost $179,659,295)		$216,437,375

Percentages are based on Net Assets of $249,881,705.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

*	Non-income producing security.
**	There is currently no rate available.
‡	Real Estate Investment Trust.
(A)	Perpetual security with no stated maturity date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets..

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2021, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	09/15/21	CAD	3,010,000	USD	2,401,932	$(10,664)
Morgan Stanley	09/15/21	CHF	440,000	USD	478,660	(7,662)
Morgan Stanley	09/15/21	JPY	76,800,000	USD	695,676	(4,641)
Morgan Stanley	09/15/21	MXN	2,840,000	USD	140,810	(950)
Morgan Stanley	09/15/21	GBP	190,000	USD	261,431	(2,701)
Morgan Stanley	09/15/21	EUR	1,100,000	USD	1,295,479	(10,613)
Morgan Stanley	09/15/21	AUD	340,000	USD	252,861	3,293
Morgan Stanley	09/15/21	USD	7,923,541	CAD	9,640,000	(196,821)
Morgan Stanley	09/15/21	NOK	8,060,000	USD	943,964	31,554
Morgan Stanley	09/15/21	EUR	4,560,000	USD	5,424,029	9,685
Morgan Stanley	09/15/21	USD	2,609,542	CHF	2,330,000	(34,247)
Morgan Stanley	09/15/21	USD	16,536,013	EUR	13,560,000	(435,462)
Morgan Stanley	09/15/21	USD	2,666,512	MXN	53,030,000	(19,501)
Morgan Stanley	09/15/21	GBP	70,000	USD	99,196	1,884
Morgan Stanley	09/15/21	SEK	25,400,000	USD	3,080,397	128,687
Morgan Stanley	09/15/21	USD	3,575,926	AUD	4,620,000	(184,737)
Morgan Stanley	09/15/21	USD	19,996,116	JPY	2,189,833,000	(27,672)

						$(760,568)

The open futures contracts held by the Fund at July 31, 2021, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount†	Value	Unrealized Appreciation (Depreciation)
Mexican Bolsa Index	83	Sep-2021	$ 2,145,261	$ 2,136,892	$(12,628)
E-MINI Russell 1000 Index	(16)	Sep-2021	(1,254,964)	(1,256,480)	(1,516)
Euro STOXX 50	(106)	Sep-2021	(5,121,567)	(5,140,370)	(13,976)
FTSE 100 Index	(16)	Sep-2021	(1,552,543)	(1,549,359)	13,152
IBEX	83	Aug-2021	8,495,826	8,541,028	16,355
MSCI EAFE Index	(24)	Sep-2021	(2,837,097)	(2,783,280)	53,817
MSCI Emerging Markets	(246)	Sep-2021	(16,810,260)	(15,715,710)	1,094,550
NASDAQ 100 Index E-MINI	(11)	Sep-2021	(3,225,606)	(3,290,265)	(64,659)
S&P 500 Index E-MINI	(57)	Sep-2021	(12,201,598)	(12,510,075)	(308,477)
TOPIX Index	(6)	Sep-2021	(1,054,401)	(1,041,885)	24,326
U.S. 10-Year Treasury Notes	23	Sep-2021	3,030,835	3,092,422	61,587
U.S. 5-Year Treasury Notes	59	Oct-2021	7,298,138	7,342,273	44,135

			$ (23,087,976)	$ (22,174,809)	$906,666

† The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

ACWI — All Country World Index

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EAFE — Europe, Australasia and Far East

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound

IBEX — International Business Exchange

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

NASDAQ — National Association of Securities Dealers Automated Quotations

MTN — Medium Term Note

NOK — Norwegian Krone

PJSC — Public Joint Stock Company

S&P — Standard & Poor’s

SEK — Swedish Kroner

TOPIX — Tokyo Stock Price Index

USD — United States Dollar

VAR — Variable Rate

The following table summarizes the inputs used as of July 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$82,664	$—	$—	$82,664
Austria	666,946	—	—	666,946
Belgium	839,066	—	—	839,066
Brazil	1,510,768	—	—	1,510,768
Canada	869,329	—	—	869,329
Chile	74,025	—	—	74,025
China	936,298	—	—	936,298
Denmark	2,308,323	—	—	2,308,323
Finland	1,459,196	—	—	1,459,196
France	3,789,082	—	—	3,789,082
Germany	8,464,057	—	—	8,464,057
Greece	354,588	—	—	354,588
Hong Kong	2,603,176	—	—	2,603,176
India	2,990,841	—	—	2,990,841
Indonesia	270,791	—	—	270,791

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Ireland	$1,324	$—	$—	$1,324
Italy	4,243,352	—	—	4,243,352
Japan	11,157,998	122,032	—	11,280,030
Malaysia	32,255	—	—	32,255
Mexico	121,616	—	—	121,616
Netherlands	2,884,859	—	—	2,884,859
New Zealand	350,323	—	—	350,323
Norway	1,650,593	—	—	1,650,593
Philippines	9,924	—	—	9,924
Poland	486,238	—	—	486,238
Portugal	788,240	—	—	788,240
Russia	29,546	—	—	29,546
South Africa	144,527	—	—	144,527
South Korea	1,710,910	8,375	—	1,719,285
Spain	2,925,450	—	—	2,925,450
Sweden	5,309,623	—	—	5,309,623
Switzerland	5,007,253	—	—	5,007,253
Taiwan	2,671,806	—	—	2,671,806
Turkey	227,165	—	—	227,165
United Kingdom	14,083,570	—	—	14,083,570
United States	81,718,897	—	—	81,718,897

Total Common Stock	162,774,619	130,407	—	162,905,026

U.S. Treasury Obligations	—	24,230,558	—	24,230,558
Corporate Obligations	—	16,512,728	—	16,512,728
Sovereign Debt	—	6,889,934	—	6,889,934
Exchange Traded Funds	5,880,579	—	—	5,880,579
Preferred Stock	18,428	—	—	18,428
Rights	—	122	—	122

Total Investments in Securities	$168,673,626	$47,763,749	$—	$216,437,375

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts*
Unrealized Appreciation	$—	$175,103	$—	$175,103
Unrealized Depreciation	—	(935,671)	—	(935,671)
Futures Contracts*
Unrealized Appreciation	1,307,922	—	—	1,307,922
Unrealized Depreciation	(401,256)	—	—	(401,256)

Total Other Financial Instruments	$906,666	$(760,568)	$—	$146,098

*Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2021 (Unaudited)

Amounts designated as “— “ are $0.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

PBI-QH-001-1100